NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
NOTES PAYABLE
NOTES PAYABLE

NOTE 9. NOTES PAYABLE

RELATED PARTIES

Related party notes payable at June 30, 2022 and December 31, 2021 consist of the following:

	June 30, 2022	December 31, 2021
Convertible Notes Payable with Detached Free-standing Warrants	$1,000,000	$1,000,000
Conventional Non-Convertible Notes Payable	11,810	11,810
Unamortized Debt Discount	(397,603)	(645,547)
Net Related Party Notes Payable	$614,207	$366,263
Current Portion	(614,207)	(11,810)
Net Long-Term Portion	$-	$354,453

Total interest expense for related party notes was $59,507 and $24,904 for the six-month periods ended June 30, 2022 and 2021, respectively.

Convertible Notes Payable with Detached Free-standing Warrants

The Company has thirteen convertible notes payable to related parties, each with detached free-standing warrants to purchase the Company’s common stock at $9 per share, that have a total principal balance of $1,000,000 as of June 30, 2022. The notes, secured by the Company’s patents and patents applications, include interest at 12%, are convertible at $9 per share of the Company’s common stock and are due 24 months after issuance. The note holders may elect to have the interest paid in cash monthly or have the interest accrue and be payable on the maturity date. Interest elected to be accrued will be paid in cash or may be converted into shares of our common stock under the same terms as the principal amount on the maturity date. The notes contain both voluntary and automatic conversion features. The notes will be convertible at any time, by the holders, beginning on the date of issuance. However, the holders may not convert any outstanding amounts due under the note if at the time of such conversion the amount of common stock issued for the conversion, when added to other shares of Company common stock owned by the holders or which can be acquired by holders upon exercise or conversion of any other instrument, would cause the holder to own more than 4.9% of the Company’s outstanding common stock.  Beginning on the issuance date, the outstanding principal amount of the note, and any accrued interest, will automatically convert into shares of the Company’s common stock if the Company’s common stock closes at or above $6 per share for five (5) consecutive trading days while listed on NASDAQ. The Company evaluated the convertible notes payable for derivative embedded and beneficial conversion features. The Company determined that there were beneficial conversion features to record. The total beneficial conversion feature debt discount of $448,999 is amortized over the life of the convertible notes payable.

The debt discount amortization expense recorded as amortization of interest – beneficial conversion feature in the Condensed Consolidated Statements of Operations was $111,328 and $46,155 for the six-month periods ended June 30, 2022 and 2021, respectively. The unamortized beneficial conversion feature was $180,015 and $291,343 at June 30, 2022 and December 31, 2021, respectively. As of June 30, 2022, these notes carry outstanding warrants of 166,667. The relative fair market value of the related stock warrants granted during the six-month periods ended June 30, 2022 and December 31, 2021 was none and $551,001, respectively. Stock warrants amortization expense recorded as interest expense was $136,629 and $56,242 for the six-month periods ended June 30, 2022 and 2021, respectively. The unamortized discount at June 30, 2022 and December 31, 2021 is $217,587 and $354,205, respectively.

Conventional Non-Convertible Notes Payable

The Company has one non-convertible note payable to a related party that has a principal balance of $11,810 as of June 30, 2022 and December 31, 2021. The note carries an interest rate at 0%.  The note payable had a due date of December 31, 2012 and is currently in default.

NON-RELATED PARTIES

Non-related party notes payable at June 30, 2022 and December 31, 2021 consist of the following:

	June 30, 2022	December 31, 2021
Convertible Notes Payable with Detached Free-Standing Warrants	$1,005,000	$1,005,000
Convertible Notes Payable	9,183	56,683
Non-Convertible Notes Payable	267,006	47,500
Unamortized Debt Discount	(400,160)	(648,580)
Net Non-Related Party Notes Payable	$881,029	$460,603
Current Portion	(881,029)	(104,183)
Net Long-Term Portion	$-	$356,420

Total interest expense for non-related party notes was $248,421 and $31,614 for the six-month periods ended June 30, 2022 and 2021, respectively.

Convertible Notes Payable with Detached Free-Standing Warrants

The Company has sixteen convertible notes payable to non-related parties, each with detached free-standing warrants to purchase the Company’s common stock at $9 per share, that have a total principal balance of $1,005,000 as of June 30, 2022 and December 31, 2021. The notes, secured by the Company’s patents and patents applications, include interest at 12%, are convertible at $9 per share of the Company’s common stock and are due 24 months after issuance.  The note holders may elect to have the interest paid in cash monthly or have the interest accrue and be payable on the maturity date.  Interest elected to be accrued will be paid in cash or may be converted into shares of our common stock under the same terms as the principal amount on the maturity date.  The notes contain both voluntary and automatic conversion features. The notes will be convertible at any time, by the holders, beginning on the date of issuance. However, the holders may not convert any outstanding amounts due under the note if at the time of such conversion the amount of common stock issued for the conversion, when added to other shares of Company common stock owned by the holders or which can be acquired by holders upon exercise or conversion of any other instrument, would cause the holder to own more than 4.9% of the Company’s outstanding common stock.  Beginning on the issuance date, the outstanding principal amount of the note, and any accrued interest, will automatically convert into shares of the Company’s common stock if the Company’s common stock closes at or above $6 per share for five (5) consecutive trading days while listed on NASDAQ. The Company evaluated the convertible notes payable for derivative embedded and beneficial conversion features. The Company determined that there were beneficial conversion features to record. The total beneficial conversion feature debt discount of $460,215 is amortized over the life of the convertible notes payable.

The debt discount recorded as amortization of interest – beneficial conversion feature in the consolidated statements of operations was $114,108 and $45,388 for the six-month periods ended June 30, 2022 and 2021.  The unamortized beneficial conversion feature was $183,048 and $297,155 at June 30, 2022 and December 31, 2021, respectively. As of June 30, 2022, these notes carry outstanding warrants of 167,500. The relative fair market value of the related stock warrants granted during the six-month periods ended June 30, 2022 and 2021 was none and $541,707, respectively.  Stock warrants amortization expense recorded as interest expense was $134,313 and $55,413 for the six-month periods ended June 30, 2022 and 2021.  The unamortized discount at June 30, 2022 and December 31, 2021 was $217,112 and $351,425, respectively.

Convertible Notes Payable

The Company has two, unsecured convertible notes payable to non-related parties that have a principal balance of $9,183 as of June 30, 2022 and three convertible notes payable to non-related parties that have a principal balance of $56,683 as of December 31, 2021. These notes carry interest rates ranging from 5% - 12% and have due dates ranging from February 2013 to March 2022. These notes carry a conversion price of $6.00 to $32.29 per share. On March 3, 2022 the Company authorized the issuance of 7,917 shares of common stock under the terms of a $47,500 convertible note payable issued March 6, 2020 in satisfaction of one of the notes. Two of the remaining notes are in default. The Company evaluated these convertible notes payable for derivative embedded and beneficial conversion features. The Company determined that there were beneficial conversion features to record. The beneficial conversion features were either fully amortized upon grant or over the life of the convertible notes payable.

Non-Convertible Notes Payable

The Company has two non-convertible notes payable to non-related parties that have a principal balance of $17,500 as of June 30, 2022, and December 31, 2021. These notes carry interest rates ranging from 5% - 10% and have due dates ranging from December 2013 to June 2022. These notes are currently in default.

On May 25, 2022, the Company entered into a financing agreement for payment of annual Directors & Officers insurance premiums for coverage from May 2022 through May 2023 totaling $349,455. The financing agreement required an initial down payment of $74,866 with the remaining amount of $274,559 financed for a nine-month period at an annual interest rate of 4.37% with monthly payments of $31,068 beginning in June 2022 through February 2023. The Company recorded $33,942 of insurance expense related to the prepaid insurance for the three and six-month periods ending June 30, 2022.

The Company has one note payable to a non-related party that has a principal balance of $5,000 as of June 30, 2022 and December 31, 2021. This note carries an interest rate of 10% and had a due date of September 2014. This note is currently in default.

NOTE 10. NOTES PAYABLE

RELATED PARTIES

Related party notes payable consist of the following:

	December 31, 2021	December 31, 2020
Convertible Notes Payable with Detached Free-standing Warrants	$1,000,000	$-
Conventional Non-Convertible Notes Payable	11,810	11,810
Unamortized Debt Discount	(645,547)	-
Net Related Party Notes Payable	$366,263	$11,810
Current Portion	(11,810)	(11,810)
Net Long-Term Portion	$354,453	$-

Total interest expense for related party notes was $85,397 and $98,313 for the years ended December 31, 2021 and 2020, respectively.

Related Party Convertible Notes Payable

The Company has thirteen convertible notes payable to related parties, each with detached free-standing warrants to purchase the Company’s common stock at $9 per share, that have a total principal balance of $1,000,000 as of December 31, 2021. The notes, secured by the Company’s patents and patents applications, include interest at 12%, are convertible at $9 per share of the Company’s common stock and are due 24 months after issuance. The note holders may elect to have the interest paid in cash monthly or have the interest accrue and be payable on the maturity date. Interest elected to be accrued will be paid in cash or may be converted into shares of our common stock under the same terms as the principal amount on the maturity date. The notes contain both voluntary and automatic conversion features. The notes may be convertible at any time, by the holders, beginning on the date of issuance. However, the holders may not convert any outstanding amounts due under the note if at the time of such conversion the amount of common stock issued for the conversion, when added to other shares of Company common stock owned by the holders or which can be acquired by holders upon exercise or conversion of any other instrument, would cause the holder to own more than 4.9% of the Company’s outstanding common stock.  Beginning on the issuance date, the outstanding principal amount of the note, and any accrued interest, will automatically convert into shares of the Company’s common stock if the Company’s common stock closes at or above $6 per share for five (5) consecutive trading days while listed on Nasdaq. The Company evaluated the convertible notes payable for derivative embedded and beneficial conversion features. The Company determined that there were beneficial conversion features to record. The total beneficial conversion feature debt discount of $448,999 is amortized over the life of the convertible notes payable. The debt discount amortization expense recorded as amortization of interest – beneficial conversion feature in the consolidated statements of operations was $157,657 for the year ended December 31, 2021. As of December 31, 2021, these notes carry outstanding warrants of 166,667. The relative fair market value of the related stock warrants granted during the year ended December 31, 2021 and 2020 was $551,001 and none, respectively.  The unamortized discount at December 31, 2021 and December 31, 2020 is $354,205 and none, respectively. Stock warrants amortization expense recorded as interest expense was $196,796 for the year ended December 31, 2021.

During 2020, the Company entered into a Debt Conversion and Common Stock Purchase Plan with a related party, under which the Company agreed to issue approximately 52,333 shares of its common stock in exchange for a reduction of four convertible notes payable to related parties. The amount of the debt reduction, and therefore the purchase price of the shares, was $143,119 which was used for the deduction of related party convertible notes payable principal of $91,000 and accrued interest of $52,119.

On June 5, 2020 the Company issued the convertible APA Note to a related party with a principal balance of  $1,485,189, which included the $70,000 balance of three convertible notes payable to related parties and related accrued interest of $7,689 outstanding at December 31, 2019.  The note includes simple interest at 10% per annum, due upon demand, and may be convertible into shares of common stock at $1.50 per share (after giving effect to the reverse stock split and subject to anti-dilution protection against any future securities we may issue at an effective price of less than $1.50 per share) at the discretion of the holder.  The Company evaluated the convertible note payable for derivative embedded and beneficial conversion features. The Company determined that there was a beneficial conversion feature to record. During the year ended December 31, 2020, beneficial conversion feature amortization expense related to this related party convertible note payable of $1,407,675 was accounted for as amortization of interest - beneficial conversion feature expense in the consolidated statements of operations.  On November 15, 2020, the related party holder elected to convert the note principal and accrued interest balance of $1,551,514 into 1,034,343 of shares of common stock.

Related Party Non-convertible Notes Payable

The Company has one non-convertible note payable to a related party that has a principal balance of $11,810 as of December 31, 2021 and December 31, 2020. The note carries an interest rate at 0%.  The note payable had a due date of December 31, 2012 and is currently in default.

During 2020, the Company entered into Debt Conversion and Common Stock Purchase Plans with four related parties, under which the Company agreed to issue approximately 114,333 shares of its common stock in exchange for a reduction of eight non-convertible notes payable to related parties. The amount of the debt reduction, and therefore the purchase price of the shares, was $549,311 which was used for the reduction of related party non-convertible notes payable principal of $316,613 and accrued interest of $232,698.

Related Party Notes Payable with Warrants

During 2020, the Company entered into Debt Conversion and Common Stock Purchase Plans with two related parties, under which the Company agreed to issue approximately 200,667 shares of its common stock in exchange for a reduction of 24 notes payable with detached free-standing warrants to related parties. The amount of the debt reduction, and therefore the purchase price of the shares, was $320,858 which was used for the deduction of related party notes payable with detached free-standing warrants principal of $280,119 and accrued interest of $40,739.

NON- RELATED PARTIES

Non-related party notes payable consist of the following:

	December 31, 2021	December 31, 2020
Convertible Notes Payable with Detached Free-standing Warrants	$1,005,000	$-
Convertible Notes Payable	56,683	56,683
Conventional Non-Convertible Notes Payable	42,500	42,500
Notes Payable with Detached Free-standing Warrants	5,000	5,000
Unamortized Debt Discount	(648,580)	-
Net Non-Related Party Notes Payable	$460,603	$104,183
Current Portion	(104,183)	(79,183)
Net Long-Term Portion	$356,420	$25,000

Total interest expense for non-related party notes was $98,647 and $17,415 for the years ended December 31, 2021 and 2020, respectively.

Convertible Notes Payable with Warrants

The Company has sixteen convertible notes payable to non-related parties, each with detached free-standing warrants to purchase the Company’s common stock at $9 per share, that have a total principal balance of $1,005,000 as of December 31, 2021. The notes, secured by the Company’s patents and patents applications, include interest at 12%, are convertible at $9 per share of the Company’s common stock and are due 24 months after issuance.  The note holders may elect to have the interest paid in cash monthly or have the interest accrue and be payable on the maturity date.  Interest elected to be accrued will be paid in cash or may be converted into shares of our common stock under the same terms as the principal amount on the maturity date.  The notes contain both voluntary and automatic conversion features. The notes may be convertible at any time, by the holders, beginning on the date of issuance. However, the holders may not convert any outstanding amounts due under the note if at the time of such conversion the amount of common stock issued for the conversion, when added to other shares of Company common stock owned by the holders or which can be acquired by holders upon exercise or conversion of any other instrument, would cause the holder to own more than 4.9% of the Company’s outstanding common stock.  Beginning on the issuance date, the outstanding principal amount of the note, and any accrued interest, will automatically convert into shares of the Company’s common stock if the Company’s common stock closes at or above $6 per share for five (5) consecutive trading days while listed on Nasdaq. The Company evaluated the convertible notes payable for derivative embedded and beneficial conversion features. The Company determined that there were beneficial conversion features to record. The total beneficial conversion feature debt discount of $460,215 is amortized over the life of the convertible notes payable.  The debt discount recorded as amortization of interest – beneficial conversion feature in the Consolidated Statements of Operations was $163,059 for the year ended December 31, 2021.  As of December 31, 2021, these notes carry outstanding warrants of 167,500. The relative fair market value of the related stock warrants granted during the year ended December 31, 2021 and December 31, 2020 was $541,707 and none, respectively.  The unamortized discount at December 31, 2021 and December 31, 2020 was $351,424 and none, respectively. Stock warrants amortization expense recorded as interest expense was $190,283 for the year ended December 31, 2021.

Convertible Notes Payable

The Company has three convertible notes payable to non-related parties that have a principal balance of $56,683 as of December 31, 2021 and December 31, 2020. These notes carry interest rates ranging from 5% - 12% and have due dates ranging from February 2013 to March 2022. Two of the three notes are currently in default. These notes carry conversion prices ranging from $6.00- $32.2857 per share. Subsequent to December 31, 2021 a note with a principal balance of $47,500 was converted into common stock (see Note 18). The Company evaluated these convertible notes payable for derivative embedded and beneficial conversion features. The Company determined that there were beneficial conversion features to record. The conversion features were either fully amortized upon grant or over the life of the convertible notes payable. The conversion features were fully amortized prior to 2020.

During 2020, the Company entered into Debt Conversion and Common Stock Purchase Plans with six non-related parties, under which the Company agreed to issue 16,712 shares of its common stock in exchange for a reduction of eleven convertible notes payable to non-related parties. The amount of the debt reduction, and therefore the purchase price of the shares, was $166,750 which was used for the deduction of non-related party convertible notes payable principal of $83,953 and accrued interest of $82,797. The Company recorded a non-related party gain on loan extinguishment of approximately $103,000.

During 2020, the Company also entered into a non-related party convertible note payable agreement to convert a high interest rate convertible non-related party note payable with a principal balance of $25,000 and accrued interest due of $22,500 to a non-related party convertible note payable of $47,500 that accrues interest at 5%. The note conversion rate is $6 per common share. The Company recorded a loss on non-related party debt extinguishment of $11,697.

During 2020, the holder of a $25,000 convertible promissory note with interest at 30% and accrued interest of $61,875 replaced the carrying amount of the note and its conversion features with a new non-convertible note totaling $25,000 that bears interest at 5%. The Company recorded a gain on non-related party debt extinguishment of $61,875.

Non-convertible Notes Payable

The Company has three non-convertible notes payable to non-related parties that have a principal balance of $42,500 as of December 31, 2021, and December 31, 2020. These notes carry interest rates ranging from 5% - 10% and have due dates ranging from 12/25/2013 - 6/06/2022. Two of the three notes are currently in default.

During 2020, the Company entered into a Debt Conversion and Common Stock Purchase Plan with a non-related party, under which the Company agreed to issue 6,771 shares of its common stock in exchange for a reduction of a non-convertible non-related party note payable. The amount of the debt reduction, and therefore the purchase price of the shares, was $67,561 which was used for the deduction of non-related party non-convertible notes payable principal of $3,938 and accrued interest of $63,623. The Company recorded a non-related party gain on loan extinguishment of approximately $14,000.

On May 12, 2020, the Company received proceeds of $41,665 from a commercial bank under the SBA Payroll Protection Loan Program. The loan requires interest at 1% and 18 monthly payments of principal and interest beginning December 5, 2020. Provisions of the SBA Payroll Protection Loan Program allow for portions or all the loan balance to be forgiven should certain criteria be met.  On December 7, 2020 the Company was notified that the principal balance and accrued interest of $242 was forgiven, and thus the Company recorded a gain on loan extinguishment of approximately $42,000.

Notes Payable with Warrants

The Company has one note payable with detached free-standing warrants to a non-related party that has a principal balance of $5,000 and $5,000 as of December 31, 2021 and December 31, 2020, respectively. This note carries an interest rate of 10% and had a due date of 9/11/2014. This note is currently in default.  The detached free-standing warrants for this note payable were not exercised by the note holder and expired on May 16, 2019.